Employee Benefit Plans (Transactions Under the Restricted Stock Plan) (Details) - Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Shares
Nonvested restricted stock: shares	97,203
Granted: shares	38,400	44,016
Vested: shares	(41,600)
Forfeited: shares	0
Nonvested restricted stock: shares	94,003	97,203
Average grant date fair value
Nonvested restricted stock: Average Grant Date Fair Value (in usd per share)	$ 9.47
Granted: Average Grant Date Fair Value (in usd per share)	16.36	$ 11.21
Vested: Average Grant Date Fair Value (in usd per share)	8.92
Forfeited: Average Grant Date Fair Value (in usd per share)	0.00
Nonvested restricted stock: Average Grant Date Fair Value (in usd per share)	$ 12.53	$ 9.47